Income Taxes - Additional Information (Detail) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
CANADA
Disclosure Of Non Capital Loss Forward Detailed Information [Line Items]
Non capital loss carry forward	$ 12,304,000	$ 2,327,000